Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Total original costs	$ 13,960	$ 15,986
Less: accumulated depreciation	(12,164)	(12,957)
Net book value	1,796	3,029
Computers
Property Plant And Equipment [Line Items]
Total original costs	672	850
Server & Switch
Property Plant And Equipment [Line Items]
Total original costs	1,382	1,276
Office Equipment
Property Plant And Equipment [Line Items]
Total original costs	1,685	1,442
Wi-Fi Terminals for Data Connectivity Services
Property Plant And Equipment [Line Items]
Total original costs	9,632	11,863
Leasehold Improvement
Property Plant And Equipment [Line Items]
Total original costs	$ 589	$ 555